EQUITY-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
EQUITY-BASED COMPENSATION
Schedule of award activity

		Weighted	Remaining
	Number	Average	Average
	of	Exercise	Contractual
	awards	Price	Life (in Years)
Outstanding – December 31, 2021 (1)	26,271	$3.98	5.87
Retroactive application of recapitalization	7,331	$(0.87)	—
Outstanding – December 31, 2021, after effect of recapitalization (Note 3)	33,602	$3.11	5.87
Granted	978	6.18
Exercised	(2,959)	4.36
Pre-vesting forfeitures	(1,659)	3.32
Post-vesting cancellations	(27)	2.77
Outstanding – December 31, 2022	29,935	3.08	5.85

Exercisable – December 31, 2022	26,412	$3.01	5.62
Vested and expected to vest after December 31, 2022	29,863	$3.08	5.85
(1)	Excludes 3,635 non-stock option equity awards that were outstanding under the Legacy Getty 2012 Plan, which were converted to Class A Common Stock upon closing of the Business Combination.

Summary of intrinsic value of stock options

	December 31,
	2022	2021
Stock options outstanding	$75,888	$12,794
Stock options exercisable	$68,431	$9,254
Stock options vested and expected to vest	$75,704	$12,641

Schedule of assumptions to estimate for fair value of awards

	Year Ended December 31,
	2022	2021	2020
Weighted average grant date fair value per award	$3.17	$1.19	$1.22
Valuation model used	Black-Scholes	Black-Scholes	Black-Scholes
Expected award price volatility	50%	35%	50%
Risk-free rate of return	4.15%	1.15%	1.08%
Expected life of awards	5.7 years	6.1 years	6.1 years
Expected rate of dividends	None	None	None

Summary of RSU activity

	Number
	of	Weighted Average
	awards	Grant-Date Fair Value
Outstanding — December 31, 2021	—
Granted	4,368	$5.58
Vested	—
Cancelled	(1)	$5.60
Outstanding - December 31, 2022	4,367	$5.58